Related parties	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related parties
6.5 Related parties
A legal or natural person is related to an On entity if the party directly or indirectly controls, is controlled by, or is under common control with the entity, has an interest in the entity that gives it significant influence over the entity, has joint control over the entity or is an associate or a joint venture of the entity.
On has identified the following related parties:
•Members of the On Executive Team
•Members of the Board of Directors of On
•Shareholders that have significant influence by delegating a member into the Board of Directors of On

No related party exercises control over On.

In 2022, total share-based compensation of the non-executive members of the Board of Directors of On amounts to CHF 0.5 million (2021: CHF 0.3 million, 2020: CHF 0.1 million).
There were no further transactions with related parties for the relevant financial years except for the following transactions with the five members of On’s executive team:

(CHF in millions)	2022	2021	2020

Short-term employee benefits	2.1	1.9	1.8
Post-employment benefits	1.8	14.4	2.1
Share-based compensation	15.1	67.3	10.0
On Executive Team	19.0	83.6	13.9